Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 36,719	$ 31,243
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	75,974	69,919	$ 64,999
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	21	(303)	(334)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ (39,276)	$ (38,373)	$ (38,689)